Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Details)	Dec. 31, 2019	Dec. 31, 2018
2003 Series A, due 2038
Debt Instrument [Line Items]
Effective interest rates	2.51%	2.61%
2008 Series A, due 2038
Debt Instrument [Line Items]
Effective interest rates	2.46%	2.52%
2009 Series A, due 2039
Debt Instrument [Line Items]
Effective interest rates	2.37%	2.51%
Tax-exempt Series A, due 2028
Debt Instrument [Line Items]
Effective interest rates	2.32%	2.53%